SIGNIFICANT ACCOUNTING POLICIES (Details) - PEN (S/) S/ in Thousands		Jan. 01, 2018	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Cash and due from banks	[1]		S/ 22,168,516		S/ 23,221,987
Cash collateral, reverse repurchase agreements and securities borrowings		S/ 7,480,420	4,082,942	[1]	7,480,420	[1]
Loans, net			86,898,040		77,712,186
Accounts receivable from reinsurers and coinsurers		715,553
Other Assets		1,759,125	5,586,753	[1]	4,999,998	[1]
Total financial assets		164,228,539	32,863,118	[1]	32,862,001	[1]
Total financial liabilities		139,747,905	9,415,357		13,415,843
IAS 39
Disclosure of detailed information about financial instruments [line items]
Cash collateral, reverse repurchase agreements and securities borrowings		7,480,420
Accounts receivable from reinsurers and coinsurers		715,695
Other Assets		1,759,125
Total financial assets		164,444,879
Total financial liabilities		139,633,721
IFRS 9
Disclosure of detailed information about financial instruments [line items]
Total financial assets		164,228,539
Loans and receivables | IAS 39
Disclosure of detailed information about financial instruments [line items]
Cash and due from banks		23,221,987
Cash collateral, reverse repurchase agreements and securities borrowings		7,480,420
Loans, net		95,977,277
Premium and other policies receivable		656,829
Accounts receivable from reinsurers and coinsurers		715,695
Due from customers on acceptance		532,034
Other Assets		1,759,125
At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Total financial assets			3,507,576		4,020,811
At fair value through profit or loss | IAS 39
Disclosure of detailed information about financial instruments [line items]
Investments		4,024,737
Financial assets designated at fair value through profit or loss		537,685
At fair value through profit or loss | IFRS 9
Disclosure of detailed information about financial instruments [line items]
Investments		5,613,356
Held-to-maturity
Disclosure of detailed information about financial instruments [line items]
Total financial assets					4,323,165
Held-to-maturity | IAS 39
Disclosure of detailed information about financial instruments [line items]
Investments		4,413,373
Available-for-sale
Disclosure of detailed information about financial instruments [line items]
Total financial assets					S/ 24,204,125
Available-for-sale | IAS 39
Disclosure of detailed information about financial instruments [line items]
Investments		24,423,891
At fair value | IAS 39
Disclosure of detailed information about financial instruments [line items]
Liabilities		8,791,390
At fair value | IFRS 9
Disclosure of detailed information about financial instruments [line items]
Liabilities		8,791,390
At fair value for trading or for hedging purposes | IAS 39
Disclosure of detailed information about financial instruments [line items]
Derivatives receivable		701,826
At fair value for trading or for hedging purposes | IFRS 9
Disclosure of detailed information about financial instruments [line items]
Derivatives receivable		701,826
At fair value through profit or loss (Designated upon initial recognition) | IFRS 9
Disclosure of detailed information about financial instruments [line items]
Financial assets designated at fair value through profit or loss		537,685
Amortized cost
Disclosure of detailed information about financial instruments [line items]
Total financial assets			S/ 4,067,481
Amortized cost | IAS 39
Disclosure of detailed information about financial instruments [line items]
Liabilities		130,842,331
Amortized cost | IFRS 9
Disclosure of detailed information about financial instruments [line items]
Cash and due from banks		23,221,987
Cash collateral, reverse repurchase agreements and securities borrowings		7,480,420
Investments		4,411,637
Loans, net		95,770,509
Premium and other policies receivable		649,135
Accounts receivable from reinsurers and coinsurers		715,553
Due from customers on acceptance		532,034
Other Assets		1,759,125
Liabilities		130,956,515
At fair value through other comprehensive income (Debt instruments) | IFRS 9
Disclosure of detailed information about financial instruments [line items]
Investments		22,181,733
At fair value through other comprehensive income (Designated equity instruments) | IFRS 9
Disclosure of detailed information about financial instruments [line items]
Investments		S/ 653,539

[1]	The balances of financial instruments at December 31, 2018 have been prepared in accordance with IFRS 9; the balances of the previous period have not been restated, see Note 3(a)(i).